Board Remuneration (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Information Concerning All Remuneration From The Company For Services In All Capacities

	Base compensation	Bonuses [5]	Pensions	Year ended December 31,
				2011	2010
				Total	Total
Management Board:
C.D. del Prado	529	559	69	1,157	613
P.A.M. van Bommel [1]	360	150	54	564	168
W.K. Lee [2]	—	—	—	—	609
R.A. Ruijter [3]	—	—	—	—	323
J.F.M. Westendorp [4]	—	—	—	—	155

	889	709	123	1,721	1,868

(1)	For the period July 1, 2010 through August 31, 2010 at 40% and for the period September 1, 2010 through December 31, 2010 full time.
(2)	All remuneration relates to the compensation Mr. W.K. Lee received in his capacity as member of the Board of ASMPT.
(3)	For the period May 15, 2009 through December 31, 2009 and for the period January 1, 2010 through August 31, 2010.
(4)	For the period January 1, 2010 through May 20, 2010.
(5)	Bonuses paid in 2011 were calculated and paid in respect of performance in 2010.

Schedule Of Company Information Concerning All Remuneration Excluding Bonuses Or Pensions Paid From The Company

	Year ended December 31,
	2011	2010
	Total	Total
Supervisory Board:
G.J. Kramer	68	54
J.M.R. Danneels	50	29
H.W. Kreutzer	50	30
J.C. Lobbezoo	53	33
M.C.J. van Pernis [1]	50	18
U.H.R. Schumacher	50	28
E.A. van Amerongen [2]	—	15

	321	206

(1)	For the period May 20, 2010 through December 31, 2010.
(2)	For the period January 1, 2010 through May 20, 2010.

Management Board [Member]
Schedule Of Outstanding Options To Purchase ASM International N.V. Common Shares

	Year of grant	Outstanding January 1, 2011	Granted in 2011	Adjustment from vesting condition 2011 [5]	Exercised in 2011	Outstanding December 31, 2011	Exercise price		Remaining term, in years
Current members:
C.D. del Prado [2]	2003	20,000	—	—	—	20,000	US$	11.35	2
C.D. del Prado [1]	2007	19,645	—	—	—	19,645		€19.47	4
C.D. del Prado [1]	2008	100,000	—	25,000	—	125,000		€12.71	5
C.D. del Prado [1]	2009	50,000	—	—	—	50,000		€15.09	6
C.D. del Prado [1]	2011	—	75,000	—	—	75,000		€22.33	7
P.A.M. van Bommel [4]	2010	25,000	—	—	—	25,000		€16.27	6
P.A.M. van Bommel [4]	2011	—	53,000	—	—	53,000		€22.33	7
Former members:
A.H. del Prado [1]	2007	52,886	—	—	—	52,886		€19.47	4
J.F.M. Westendorp [3]	2006	56,000	—	—	(56,000)	—		€15.40	—
J.F.M. Westendorp [1]	2007	22,452	—	—	—	22,452		€19.47	4
J.F.M. Westendorp [3]	2009	40,000	—	—	—	40,000		€15.09	6

		385,983	128,000	25,000	(56,000)	482,983

(1)	These options are conditional. A percentage—not exceeding 150%—of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years.
(2)	These options are granted for a term of ten years, and became exercisable in equal parts over a five year period.
(3)	These options are granted for a term of five years, and become exercisable in equal parts over a five year period.
(4)	These options are granted for a term of seven years and become exercisable after a 3 year vesting period.
(5)	As a result of the final ranking of ASM International in a predefined peer group the options granted in May 2008 have vested at 125%.